Derecognition and offset of financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of derecognition and offsetting of financial assets and liabilities [Abstract]
Transferred financial assets of bonds under repurchase agreements that are not derecognized in their entirety

a) Bonds sold under repurchase agreements

The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition, are as follows (Unit: Korean Won in millions):

		December 31, 2017	December 31, 2018
Assets transferred	Financial assets at FVTOCI	—	33,588
	AFS financial assets	9,998	—
	Securities at amortized cost	—	5,552
	HTM financial assets	5,436	—

	Total	15,434	39,140

Related liabilities	Bonds sold under repurchase agreements	3,173	42,907

Transferred financial assets of loaned securities that are not derecognized in their entirety

b) Securities loaned

When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they should be returned at the end of lending period. Therefore, the Group does not derecognize them from the financial statements as it owns majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership. The carrying amounts of the securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2017	December 31, 2018	Loaned to
Financial assets at FVTOCI	Korean financial institution’s debt securities and others	—	40,029	Korea Securities Finance Corporation
AFS financial assets	Korean treasury, government bonds and others	170,256	—	Korea Securities Finance Corporation and others

	Total	170,256	40,029

Financial instruments to be offset and may be covered by master netting agreements and similar agreements

As of December 31, 2017 and 2018, the financial instruments to be off set and may be covered by master netting agreements and similar agreements are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received
Financial assets:
Derivative assets(*1)	2,992,476	1,710	2,990,766	5,787,448	174,415	796,629
Receivable spot exchange(*2)	3,767,726	—	3,767,726
Bonds purchased under resale agreements(*2)	16,859,064	—	16,859,064	16,859,064	—	—
Domestic exchanges settlement credits(*2)(*6)	39,050,227	38,985,354	64,873	—	—	64,873

Total	62,669,493	38,987,064	23,682,429	22,646,512	174,415	861,502

	December 31, 2017
	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial liabilities setoff	Net amounts of financial liabilities presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral pledged
Financial liabilities:
Derivative liabilities(*1)	3,000,160	1,710	2,998,450	5,866,682	157,750	857,961
Equity-linked securities index in short position(*3)	160,057	—	160,057
Payable spot exchange(*4)	3,723,886	—	3,723,886
Bonds sold under repurchase agreements(*5)	3,173	—	3,173	3,173	—	—
Domestic exchanges settlement debits(*4)(*6)	40,284,515	38,985,354	1,299,161	1,293,931	—	5,230

Total	47,171,791	38,987,064	8,184,727	7,163,786	157,750	863,191

(*1)	The items include derivatives held for trading, derivatives designated for hedging.
(*2)	The items are included in loans and receivables.
(*3)	The items are equity linked securities related to derivatives and are included in financial liabilities at fair value through profit or loss mandatorily measured at fair value.
(*4)	The items are included in other financial liabilities.
(*5)	The items are included in borrowings.
(*6)	Certain financial assets and liabilities are presented at as net amounts.

	December 31, 2018
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received
Financial assets:
Derivative assets(*1)	1,908,542	—	1,908,542	5,527,117	66,857	515,100
Receivable spot exchange(*2)	4,200,532	—	4,200,532
Bonds purchased under resale agreements(*2)	11,701,951	—	11,701,951	11,701,951	—	—
Domestic exchange settlement credits(*2)(*6)	30,090,598	29,699,412	391,186	—	—	391,186

Total	47,901,623	29,699,412	18,202,211	17,229,068	66,857	906,286

	December 31, 2018
	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial liabilities setoff	Net amounts of financial liabilities presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral pledged
Financial liabilities:
Derivative liabilities(*1)	1,862,681	—	1,862,681	5,540,147	115,615	577,713
Equity-linked securities index in short position(*3)	164,767	—	164,767
Payable spot exchange(*4)	4,206,027	—	4,206,027
Bonds sold under repurchase agreements(*5)	42,907	—	42,907	42,907	—	—
Domestic exchange settlement debits(*4)(*6)	36,832,774	29,699,412	7,133,362	6,231,538	—	901,824

Total	43,109,156	29,699,412	13,409,744	11,814,592	115,615	1,479,537

(*1)	The items include derivatives held for trading, derivatives designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are equity linked securities related to derivatives and are included in financial liabilities at FVTPL.
(*4)	The items are included in other financial liabilities.
(*5)	The items are included in borrowings.
(*6)	Certain financial assets and liabilities are presented as net amounts.